Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2025	May 25, 2025	May 26, 2024	May 28, 2023	May 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total for PEO 1	CAP to PEO 1	SCT Total for PEO 2	CAP to PEO 2	SCT Total for PEO 3	CAP to PEO 3	Average SCT Total for non-PEO NEOs	Average CAP to non-PEO NEO’s	TSR	Peer Group TSR	Net (Loss) Income ($M)	Adjusted EBITDA ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(j)	(j)	(k)
2025T	N/A	N/A	N/A	N/A	$545,635	$2,421,135	$395,244	$908,228	$68.34	$118.23	$(17.96)	$13.1
2025	N/A	N/A	N/A	N/A	$1,115,305	$831,113	$3,052,396	$3,948,495	$56.14	$110.35	$(38.7)	$19.5
2024	N/A	N/A	$2,491,413	$1,688,561	$10,247,057	$11,523,932	$1,293,936	$950,826	$46.95	$92.82	$12.0	$26.2
2023	$1,341,438	$640,585	$1,764,213	$1,395,472	N/A	N/A	$927,096	$777,243	$66.33	$79.24	$(99.6)	$7.8
2022	$956,810	$711,502	N/A	N/A	N/A	N/A	$687,606	$451,471	$82.46	$81.62	$(116.7)	$17.8

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Nasdaq Industrial Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c), (e), (g) and (i) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table details these adjustments from the Total column of the SCT to calculate CAP for PEO 3 and for the non-PEO NEOs for the 2025 transition period:

Fiscal Year		SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Prior Year End Value of Failed to Vest Awards (iv)	CAP
2025T	PEO3	$545,635	$—	$—	$1,407,500	$468,000.00	$—	$2,421,135
	NEOs	$395,244	$—	$—	$342,706	$170,278.00	$—	$908,228
(a)The dollar amounts reported in the SCT for the applicable year, plus:
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the SCT for the applicable year plus:
The recalculated value of equity awards for each applicable year including:
(i)Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii)Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years;
(iii)Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv)Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Non-PEO NEO Average Total Compensation Amount	$ 395,244	$ 3,052,396	$ 1,293,936	$ 927,096	$ 687,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 908,228	3,948,495	950,826	777,243	451,471
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c), (e), (g) and (i) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table details these adjustments from the Total column of the SCT to calculate CAP for PEO 3 and for the non-PEO NEOs for the 2025 transition period:

Fiscal Year		SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Prior Year End Value of Failed to Vest Awards (iv)	CAP
2025T	PEO3	$545,635	$—	$—	$1,407,500	$468,000.00	$—	$2,421,135
	NEOs	$395,244	$—	$—	$342,706	$170,278.00	$—	$908,228
(a)The dollar amounts reported in the SCT for the applicable year, plus:
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the SCT for the applicable year plus:
The recalculated value of equity awards for each applicable year including:
(i)Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii)Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years;
(iii)Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv)Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
(1)FY2024 includes long-term equity awards valued at $10.7 million including a RSU grant on the first day of employment with vesting over the first five anniversaries of the grant date and a PSU award that will vest and be settled based on achievement of ten escalating stock price goals within five years.

Tabular List, Table	As required by Item 402(v), below are the most important metrics linking CAP to performance for the 2025 transition period: a.Adjusted EBITDA b.Revenue c.Stock Price
Total Shareholder Return Amount	$ 68.34	56.14	46.95	66.33	82.46
Peer Group Total Shareholder Return Amount	118.23	110.35	92.82	79.24	81.62
Net Income (Loss)	$ (17,960,000)	$ (38,700,000)	$ 12,000,000.0	$ (99,600,000)	$ (116,700,000)
Company Selected Measure Amount	13,100,000	19,500,000	26,200,000	7,800,000	17,800,000
PEO Name	Paul Josephs	Paul Josephs	James G. Hall	James G. Hall	Albert David Bolles
Additional 402(v) Disclosure	The dollar amounts reported in column (b) and (d) and (f) are the aggregate amounts of total compensation reported for PEO 1 (Bolles) PEO 2 (Hall) and PEO 3 (Josephs) respectively, for each corresponding year in the “Total” column of the Summary Compensation Table (SCT). Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2025T	Ryan D. Lake and Thomas D. Salus
2025	Ryan D. Lake, Thomas D. Salus and John D. Morberg
2024	John D. Morberg
2023	John D. Morberg
2022	John D. Morberg, James G. Hall, and Timothy Burgess
	TSR determined in Column (j) is based on the value of an initial fixed investment of $100 as of May 31, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Paul Josephs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 545,635	$ 1,115,305	$ 10,247,057
PEO Actually Paid Compensation Amount	2,421,135	$ 831,113	11,523,932
James G. Hall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,491,413	$ 1,764,213
PEO Actually Paid Compensation Amount			$ 1,688,561	1,395,472
Albert Bolles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,341,438	$ 956,810
PEO Actually Paid Compensation Amount				$ 640,585	$ 711,502
PEO | Paul Josephs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Josephs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul Josephs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,407,500
PEO | Paul Josephs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,000
PEO | Paul Josephs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,706
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,278
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0